Summary of Non Vested Restricted Share Activity (Detail)	12 Months Ended
Dec. 31, 2015 ¥ / shares shares
Number of non-vested restricted shares
Beginning Balance | shares	260,317
Granted | shares	153,393
Vested | shares	(144,606)
Forfeited | shares	(20,078)
Ending Balance | shares	249,026
Weighted-average grant-date fair value
Beginning Balance | ¥ / shares	¥ 90.92
Granted | ¥ / shares	428.26
Vested | ¥ / shares	172.60
Forfeited | ¥ / shares	266.27
Ending Balance | ¥ / shares	¥ 237.14